SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Sep. 30, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	23,628,962	122,529,342
Stock options vested	18,324,767	21,855,875
Weighted average remaining contractual life	4 years 9 months	2 years 6 months 10 days
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.0011	$ 0.0011
Stock options outstanding	46,762	46,762
Stock options vested	46,762	46,762
Weighted average remaining contractual life		2 years 10 months 9 days
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.05	$ 0.02
Stock options outstanding	23,582,200	42,415,560
Stock options vested	18,278,005
Weighted average remaining contractual life	4 years 9 months	2 years 10 months 9 days
Exercise Price 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 0.022
Stock options outstanding		47,128,400
Stock options vested
Weighted average remaining contractual life		5 months 1 day
Exercise Price 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 0.05
Stock options outstanding		23,582,200
Stock options vested		21,225,780
Weighted average remaining contractual life		4 years 8 months 1 day
Exercise Price 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 0.05
Stock options outstanding		9,356,420
Stock options vested		583,333